Investment in equity securities at fair value - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2017 CNY (¥)
Schedule of listed equity securities
Proceeds from disposal of available-for-sale equity securities				¥ 217
Investments in equity securities, cost basis	$ 14,153				¥ 100,213	$ 14,153	¥ 100,213
Equity	549,160			3,118,742	3,888,491		3,422,762	¥ 1,842,549
Decrease in fair value of equity securities	1,860	¥ 13,172	¥ 57,125
Dividend income	72	507	976	634
Aggregate fair values of the investments in securities	14,307				101,306		107,362
Accumulated other comprehensive income/(losses)
Schedule of listed equity securities
Equity	(13,369)			(54,654)	(94,663)		(88,738)	24,428
Retained earnings
Schedule of listed equity securities
Equity	$ 265,215			1,116,873	¥ 1,877,940		¥ 1,407,223	¥ 879,775
Cordlife Group Limited
Schedule of listed equity securities
Ordinary shares held | shares	25,516,666				25,516,666	25,516,666	25,516,666
Percentage equity interest owned	10.00%				10.00%	10.10%	10.10%
Dividend income	$ 72	¥ 507	¥ 976	634
ASU 2016-01 | Accumulated other comprehensive income/(losses)
Schedule of listed equity securities
Equity				(62,316)
ASU 2016-01 | Retained earnings
Schedule of listed equity securities
Equity				¥ 62,316